Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 13,581	$ 13,755	$ 10,661
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized holding (losses) gains during period	(4,272)	5,964	5,873
Reclassification adjustments for losses (gains) included in net income	16	(289)	(4)
Other comprehensive (loss) income, before income taxes	(4,256)	5,675	5,869
Income tax (benefit) expense related to items of other comprehensive (loss) income	(894)	1,192	1,233
Other comprehensive (loss) income	(3,362)	4,483	4,636
COMPREHENSIVE INCOME	$ 10,219	$ 18,238	$ 15,297